Operating lease liabilities (Maturity Analysis of the Annual Undiscounted Cash Flows) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Operating lease liabilities
2024	¥ 390,362
2025	300,519
2026	197,584
2027	146,670
2028	82,532
Thereafter	192,133
Total lease commitment	1,309,800
Less: Imputed interest	(177,721)
Total operating lease liabilities	1,132,079
Less: current operating lease liabilities	(332,983)	$ (46,900)	¥ (235,445)
Long-term operating lease liabilities	¥ 799,096	$ 112,550	¥ 673,955